Property and Equipment - Schedule of Property amd Equipment (Details) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment		$ 3,587,981	$ 608,686
Less: accumulated depreciation		(142,191)	(65,895)
Total property and equipment, net		$ 3,445,790	542,791
Signs [Member]
Estimated Useful Life in Years		5 years
Total property and equipment		$ 13,412
Leasehold Improvements [Member]
Estimated Useful Life		Shorter of asset or lease term
Total property and equipment		$ 1,186,730	254,515
IMAC Regeneration Center of St. Louis, LLC [Member]
Total property and equipment	$ 1,091,769		1,084,063	836,199
Less: accumulated depreciation	(244,578)		(205,543)	(70,979)
Total property and equipment, net	$ 847,191		$ 878,521	765,220
IMAC Regeneration Center of St. Louis, LLC [Member] | Computers [Member]
Estimated Useful Life in Years	3 years		3 years
Total property and equipment	$ 5,713		$ 5,713	5,713
IMAC Regeneration Center of St. Louis, LLC [Member] | Machinery and Equipment [Member]
Estimated Useful Life in Years	5 years		5 years
Total property and equipment	$ 296,086		$ 294,320	166,503
IMAC Regeneration Center of St. Louis, LLC [Member] | Office Furniture and Fixtures [Member]
Estimated Useful Life in Years	5 years		5 years
Total property and equipment	$ 10,828		$ 10,828	10,828
IMAC Regeneration Center of St. Louis, LLC [Member] | Signs [Member]
Estimated Useful Life in Years	5 years		5 years
Total property and equipment	$ 20,260		$ 20,260	20,260
IMAC Regeneration Center of St. Louis, LLC [Member] | Leasehold Improvements [Member]
Estimated Useful Life	Shorter of asset or lease term.		Shorter of asset or lease term.
Total property and equipment	$ 758,882		$ 752,942	$ 632,895